DEBT Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(in thousands of $)	2014	2013
U.S. dollar denominated floating rate debt:
$135 Million Loan	125,000	95,000
Total debt	125,000	95,000
Less: current portion	(2,604)	—
	122,396	95,000

Schedule of Outstanding Debt	The outstanding debt as of June 30, 2014 is repayable as follows;

(in thousands of $)
Year ended June 30,
2015	2,604
2016	122,396
2017	—
2018	—
2019 and thereafter	—
125,000